SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 4                                             *

T. ROWE PRICE SUMMIT FUNDS, INC.
on behalf of its
T. Rowe Price Summit Limited-Term Bond Fund
(Exact Name of Registrant as Specified in Charter)

100 East Pratt Street, Baltimore, Maryland  21202
(Address of Principal Executive Offices)

Telephone Number: 410-345-2000

Henry H. Hopkins
100 East Pratt Street
Baltimore, Maryland 21202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective:
            X immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)
                     60 days after filing pursuant to paragraph (a) on (date) pursuant to paragraph (a) of Rule 485

     Pursuant to Section 24f-2 of the Securities Act of 1933, the Registrant has registered an indefinite number of securities and intends to file a
24f-2 Notice by December 31, 1996.                                          *

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                     Proposed        Proposed
                                      Maximum         Maximum
                      Amount         Offering        Aggregate     Amount of
Title of Securities    Being           Price         Offering    Registration
Being Registered    Registered       Per Unit          Price         Fee


Capital Stock of $0.0001             Varying prices calculated
par value per share      151,857     as set forth in prospectus        None  *



The total number of shares redeemed during this fiscal year ended
October 31, 1996 amounted to 3,458,202 shares.  Of this number of            *
shares, -0- shares have been used for reduction pursuant to paragraph (a) of Rule 24e-2 in all previous filings of post-effective amendments during the current year, and 3,306,345 shares have been used for reduction pursuant * to paragraph (c) of Rule 24f-2 in all previous filings during the current
year.  151,857 shares of the redeemed shares for the fiscal year ended       *
October 31, 1996 are being used for the reduction in the post-effective * amendment being filed herein.

     Pursuant to the requirements of the Securities Act of 1933 (the "Act"), as amended, the Registrant, T. Rowe Price Summit Funds, Inc., on
behalf of its T. Rowe Price Summit Limited-Term Bond Fund, hereby
submits this Post-Effective Amendment No. 4 to its Registration Statement,   *
Form N-1A (SEC File Number 33-50319), pursuant to paragraph (b) of Rule 485 under the Act. The purpose of this Amendment is to register an additional
151,857 shares of capital stock of the Fund to be offered under the          *
currently effective Prospectus dated March 1, 1996 and to furnish the        *
following:


       EXHIBIT A:    Opinion of Shereff, Friedman, Hoffman & Goodman
                     as to the legality of the securities being registered.

       EXHIBIT B:    Representation of Henry H. Hopkins (Counsel for the
                     Registrant), as required under Rule 485(b)(3) and (e).


     It is respectfully requested that this Post-Effective Amendment No. 4 * become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Act.

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of
Maryland, this 18th day of December, 1996.                                   *

                              T. ROWE PRICE SUMMIT FUNDS, INC.
                              on behalf of its
                              T. Rowe Price Summit Limited-Term Bond Fund


                              /s/ GEORGE J. COLLINS, Chairman of the Board

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

               SIGNATURE              TITLE                   DATE


       /s/ GEORGE J. COLLINS     Chairman of the Board   December 18, 1996   *

       /s/ CARMEN F. DEYESU      Treasurer               December 18, 1996   *

       /s/ ROBERT P. BLACK       Director                December 18, 1996   *

       /s/ CALVIN W. BURNETT     Director                December 18, 1996   *

       /s/ ANTHONY W. DEERING    Director                December 18, 1996   *

       /s/ F. PIERCE LINAWEAVER  Director                December 18, 1996   *

       /s/ JAMES S. RIEPE        V.P. and Director       December 18, 1996   *

       /s/ JOHN G. SCHREIBER     Director                December 18, 1996   *

       /s/ PETER VAN DYKE        President & Director    December 18, 1996   *